Financial assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets [abstract]
Summary of financial assets
Financial assets consisted of the following:

		At December 31,
		2022			2021
	Note	Current	Non-current	Total	Current	Non-current	Total
		(€ million)
Derivative financial assets	17	€13	€21	€34	€53	€—	€53
Financial securities measured at fair value through other comprehensive income	24	96	62	158	67	38	105
Financial securities measured at fair value through profit or loss	24	573	367	940	629	378	1,007
Financial securities measured at amortized cost		3,171	52	3,223	1,087	29	1,116
Financial receivables		469	158	627	65	117	182
Collateral deposits(1)	24	1	50	51	2	45	47
Total financial assets		€4,323	€710	€5,033	€1,903	€607	€2,510
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(1) Collateral deposits are held in connection with derivative transactions and debt obligations